OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [line items]
Disclosure of other assets [text block]
Thousands

of U.S. dollars
2020 2021
Other non

-current receivables
5,972 6,828
Non-current

guarantees

and deposits
(*)

32,220 28,779
Total

non-current
38,192 35,607
Current guarantees

and deposits

1,158 744
Total

current
1,158 744
Total 39,350 36,351
(*)

"Non-current

guarantees

and deposits"

as of

December

31,

2020

and

2021

comprise

any

cash

deposit
made in connection

with any judicial

or administrative

proceeding against

a member of

the Group.
12)

OTHER

FINANCIAL

ASSETS
Details of

other financial assets

at December 31,

2020 and 2021

are as follow: